NORTHERN LIFE
                              SEPARATE ACCOUNT ONE










                                 ANNUAL REPORT
                              FOR THE PERIOD ENDED
                               DECEMBER 31, 1995


                                     [LOGO]


This report has been prepared to provide information to owners of Separate Account One Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current Separate Account One Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.

                          INDEPENDENT AUDITOR'S REPORT



Board of Directors
Northern Life Insurance
Company and Contract Owners of
Separate Account One:



  We have audited the accompanying statement of assets and liabilities of Northern Life Separate Account One as of December 31, 1995 and the related combined statements of operations and changes in Contract Owners' equity for the period from October 20, 1995 to December 31, 1995. These financial statements are the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1995, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Northern Life Separate Account One as of December 31, 1995, and the results of its operations and changes in Contract Owners' equity for the period from October 20, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 2, 1996

                              SEPARATE ACCOUNT ONE
                      STATEMENT OF ASSETS AND LIABILITIES
                                December 31,1995
                   (In Thousands, Except Share and Unit Data)

                                                          NORTHSTAR       NORTHSTAR      NORTHSTAR    FIDELTIY VIPF  FIDELITY VIPF
ASSETS:                                                  INCOME AND     MULTI-SECTOR      GROWTH      MONEY MARKET      GROWTH
-------                                                  GROWTH FUND      BOND FUND        FUND         PORTFOLIO      PORTFOLIO
Investments in mutual funds at market value:            -------------   ------------   -------------  -------------  -------------

NORTHSTAR'S:
   Income and Growth Fund
         2,092 shares (cost $24)                               $24
    Multi-Sector Bond Fund
         3,866 shares (cost $20)                                              $20
    Growth Fund
         935 shares (cost $11)                                                               $11

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
         0 shares (cost $-)                                                                                  $-
    Growth Portfolio
         1,702 shares (cost $49)                                                                                            $50
    Equity-Income Portfolio
         2,183 shares (cost $41)
    Overseas Portfolio
         1,068 shares (cost $18)
    Asset Manager Portfolio
         1,300 shares (cost $20)
    Asset Manager Growth Portfolio
         5,645 shares (cost $68)
    Index 500 Portfolio
         98 shares (cost $7)
    Contrafund Portfolio
         5,460 shares (cost $75)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         2,369 shares (cost $88)
    Growth Portfolio
         2,419 shares (cost $72)
    MidCap Growth Portfolio
         1,125 shares (cost $22)
    Leveraged AllCap Portfolio
         2,277 shares (cost $37)
                                                        ----------     ----------     ----------     ----------      ----------
      Total Assets                                             $24            $20            $11             $-             $50
                                                        ==========     ==========     ==========     ==========      ==========

LIABILITIES AND CONTRACT OWNER'S EQUITY:
Due (from) Northern Life Insurance Co. for contract charges   $  -           $  -           $  -             $-             ($1)
Contract Owners' Equity                                         24             20             11              -              51
                                                        ----------     ----------     ----------     ----------      ----------
  Total Liabilities and Contract Owners' Equity                $24            $20            $11             $-             $50
                                                        ==========     ==========     ==========     ==========      ==========

Units Outstanding:                                       2,292.052      1,937.476      1,068.330              -       5,111.723

Net Asset Value per Unit
   Northern Advantage Variable Annuity                  $10.384441     $10.240156     $10.101014     $10.074276       $9.823682


    The accompanying notes are an integral part of the financial statements.

                                                         FIDELITY VIPF    FIDELITY VIPF   FIDELITY VIPF II  FIDELITY VIPF II
ASSETS:                                                  EQUITY-INCOME      OVERSEAS       ASSET MANAGER:    ASSET MANAGER
-------                                                    PORTFOLIO        PORTFOLIO         PORTFOLIO    GROWTH PORTFOLIO
Investments in mutual funds at market value:             -------------   --------------    --------------   ----------------
NORTHSTAR'S:
   Income and Growth Fund
         2,092 shares (cost $24)
    Multi-Sector Bond Fund
         3,866 shares (cost $20)
    Growth Fund
         935 shares (cost $11)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
         0 shares (cost $-)
    Growth Portfolio
         1,702 shares (cost $49)
    Equity-Income Portfolio
         2,183 shares (cost $41)                               $42
    Overseas Portfolio
         1,068 shares (cost $18)                                                 $18
    Asset Manager Portfolio
         1,300 shares (cost $20)                                                                  $21
    Asset Manager Growth Portfolio
         5,645 shares (cost $68)                                                                                   $67
    Index 500 Portfolio
         98 shares (cost $7)
    Contrafund Portfolio
         5,460 shares (cost $75)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         2,369 shares (cost $88)
    Growth Portfolio
         2,419 shares (cost $72)
    MidCap Growth Portfolio
         1,125 shares (cost $22)
    Leveraged AllCap Portfolio
         2,277 shares (cost $37)
                                                        ----------        ----------       ----------       ----------
      Total Assets                                             $42               $18              $21              $67
                                                        ==========        ==========       ==========       ==========

LIABILITIES AND CONTRACT OWNER'S EQUITY:
Due (from) Northern Life Insurance Co. for contract charges     $-                $-               $-               $-
Contract Owners' Equity                                         42                18               21               67
                                                        ----------        ----------       ----------       ----------
  Total Liabilities and Contract Owners' Equity                $42               $18              $21              $67
                                                        ==========        ==========        =========       ==========

Units Outstanding:                                       3,922.397         1,765.385        1,959.639        6,432.006

Net Asset Value per Unit
   Northern Advantage Variable Annuity                  $10.717247        $10.313878       $10.458646       $10.399730



                                                             FIDELITY VIPF II   FIDELITY VIPF II
ASSETS:                                                          INDEX 500        CONTRAFUND
-------                                                          PORTFOLIO         PORTFOLIO
Investments in mutual funds at market value:                 ----------------   ----------------
NORTHSTAR'S:
   Income and Growth Fund
         2,092 shares (cost $24)
    Multi-Sector Bond Fund
         3,866 shares (cost $20)
    Growth Fund
         935 shares (cost $11)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
         0 shares (cost $-)
    Growth Portfolio
         1,702 shares (cost $49)
    Equity-Income Portfolio
         2,183 shares (cost $41)
    Overseas Portfolio
         1,068 shares (cost $18)
    Asset Manager Portfolio
         1,300 shares (cost $20)
    Asset Manager Growth Portfolio
         5,645 shares (cost $68)
    Index 500 Portfolio
         98 shares (cost $7)                                             $7
    Contrafund Portfolio                                                                  $75
         5,460 shares (cost $75)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         2,369 shares (cost $88)
    Growth Portfolio
         2,419 shares (cost $72)
    MidCap Growth Portfolio
         1,125 shares (cost $22)
    Leveraged AllCap Portfolio
         2,277 shares (cost $37)
                                                                  ---------        ----------
      Total Assets                                                       $7               $75


LIABILITIES AND CONTRACT OWNER'S EQUITY:
Due (from) Northern Life Insurance Co. for contract charges              $-               ($1)
Contract Owners' Equity                                                   7                76
                                                                  ---------        ----------
  Total Liabilities and Contract Owners' Equity                          $7               $75
                                                                  =========        ==========

Units Outstanding:                                                  702.335         7,416.671

Net Asset Value per Unit
   Northern Advantage Variable Annuity                            10.586161        $10.293491


    The accompanying notes are an integral part of the financial statements.

                              SEPARATE ACCOUNT ONE
                      STATEMENT OF ASSETS AND LIABILITIES
                                December 31,1995
                   (In Thousands, Except Share and Unit Data)


                                                            ALGER AMERICAN    ALGER AMERICAN    ALGER AMERICAN   ALGER AMERICAN
ASSETS:                                                  SMALL CAPITALIZATION     GROWTH         MIDCAP GROWTH  LEVERAGED ALLCAP
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
Investments in mutual funds at market value:                 -------------    --------------     -------------   ---------------

NORTHSTAR'S:
   Income and Growth Fund
         2,092 shares (cost $24)
    Multi-Sector Bond Fund
         3,866 shares (cost $20)
    Growth Fund
         935 shares (cost $11)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
         0 shares (cost $-)
    Growth Portfolio
         1,702 shares (cost $49)
    Equity-Income Portfolio
         2,183 shares (cost $41)
    Overseas Portfolio
         1,068 shares (cost $18)
    Asset Manager Portfolio
         1,300 shares (cost $20)
    Asset Manager Growth Portfolio
         5,645 shares (cost $68)
    Index 500 Portfolio
         98 shares (cost $7)
    Contrafund Portfolio
         5,460 shares (cost $75)

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         2,369 shares (cost $88)                                    $93
    Growth Portfolio
         2,419 shares (cost $72)                                                     $75
    MidCap Growth Portfolio
         1,125 shares (cost $22)                                                                       $22
    Leveraged AllCap Portfolio
         2,277 shares (cost $37)                                                                                        $40
                                                             ----------       ----------        ----------       ----------
      Total Assets                                                  $93              $75               $22              $40
                                                             ==========       ==========        ==========       ==========

LIABILITIES AND CONTRACT OWNER'S EQUITY:
Due to (from) Northern Life Insurance Co.
  for contract charges                                           $    -            $   -            $    -            $   -
Contract Owners' Equity                                              93               75                22               40
                                                             ----------       ----------        ----------       ----------
  Total Liabilities and Contract Owners' Equity                     $93              $75               $22              $40
                                                              =========       ==========        ==========       ==========

Units Outstanding:                                            9,498.434        7,530.562         2,208.390        3,863.604

Net Asset Value per Unit
   Northern Advantage Variable Annuity                        $9.825484       $10.007208         $9.893654       $10.263633



    The accompanying notes are an integral part of the financial statements.

ASSETS:
                                                             TOTAL
Investments in mutual funds at market value:             -------------

NORTHSTAR'S:
   Income and Growth Fund
         2,092 shares (cost $24)                                $24
    Multi-Sector Bond Fund
         3,866 shares (cost $20)                                 20
    Growth Fund
         935 shares (cost $11)                                   11

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
         0 shares (cost $-)                                       -
    Growth Portfolio
         1,702 shares (cost $49)                                 50
    Equity-Income Portfolio
         2,183 shares (cost $41)                                 42
    Overseas Portfolio
         1,068 shares (cost $18)                                 18
    Asset Manager Portfolio
         1,300 shares (cost $20)                                 21
    Asset Manager Growth Portfolio
         5,645 shares (cost $68)                                 67
    Index 500 Portfolio
         98 shares (cost $7)                                      7
    Contrafund Portfolio
         5,460 shares (cost $75)                                 75

ALGER AMERICAN FUND:
    Small Capitalization Portfolio
         2,369 shares (cost $88)                                 93
    Growth Portfolio
         2,419 shares (cost $72)                                 75
    MidCap Growth Portfolio
         1,125 shares (cost $22)                                 22
    Leveraged AllCap Portfolio
         2,277 shares (cost $37)                                 40
                                                         ----------
      Total Assets                                             $565
                                                         ==========

LIABILITIES AND CONTRACT OWNER'S EQUITY:
Due to (from) Northern Life Insurance Co.
  for contract charges                                          ($2)
Contract Owners' Equity                                         567
                                                         ----------
  Total Liabilities and Contract Owners' Equity                $565
                                                         ==========

Units Outstanding:                                       55,709.004

Net Asset Value per Unit
   Northern Advantage Variable Annuity


    The accompanying notes are an integral part of the financial statements.

                              SEPARATE ACCOUNT ONE
                          STATEMENT OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)





                                                                     Period from
                                                                   Oct. 20, 1995
                                                                         to
                                                                   Dec. 31, 1995
                                                                   -------------
Net investment income:
     Reinvested dividend income ....................................        $  1
     Reinvested capital gains ......................................           4
     Administrative expenses .......................................           -
                                                                            ----
           Net investment income
                 and capital gains .................................           5
                                                                            ----
Realized and unrealized gains:
     Net realized gains on
           redemptions of fund shares ..............................           -
     Increase in unrealized
           appreciation of investments .............................          12
                                                                            ----

           Net realized and unrealized gains .......................          12
                                                                            ----

                 Net additions from operations .....................          17
                                                                            ----
Contract Owners' transactions:
     Net purchase payments .........................................         550
     Surrenders ....................................................           -
     Transfers between Sub-Accounts
           and Fixed Account .......................................           -
                                                                            ----
           Net additions for Contract
                 Owners' transactions ..............................         550
                                                                            ----
                       Net additions for the period ................         567


Contract Owners' Equity, beginning of the period ...................           -
                                                                            ----
Contract Owners' Equity, end of the period .........................        $567
                                                                            ====


    The accompanying notes are an integral part of the financial statements.

                              SEPARATE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   ORGANIZATION AND CONTRACTS:
   Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which is invested in one of the Funds listed below during the period.


   ALGER AMERICAN FUND                      FIDELITY'S VIPF AND VIPF II              NORTHSTAR FUNDS
   -------------------                      ---------------------------              ---------------
   Alger American Small                     Money Market Portfolio                   Income and Growth Fund
     Capitalization Portfolio               Equity-Income Portfolio                  Growth Fund
   Alger American Growth Portfolio          Growth Portfolio                         Multi-Sector Bond Fund
   Alger American MidCap                    Overseas Portfolio
     Growth Portfolio                       Asset Manager Portfolio
   Alger American Leveraged                 Asset Manager: Growth Portfolio
     AllCap Portfolio                       Index 500 Portfolio
                                            Contrafund Portfolio


   Fred Alger Management, Inc. is the investment adviser for the four portfolios of the Alger American Fund and is paid fees for its services by the Alger American Fund Portfolios. Fidelity Management & Research Company is the investment advisor for Fidelity's Variable Insurance Products Fund (VIPF) and Variable Insurance Products Fund II (VIPF II) and is paid for its services by the VIPF and VIPF II Portfolios. Northstar Investment Management Corporation, an affiliate of Northern Life, is the investment adviser for the three Northstar Funds and is paid for its services by the Northstar Funds.

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
   The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

   VARIABLE ANNUITY RESERVES:
   The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, are offset by transfers to, or from Northern Life.

2. FEDERAL INCOME TAXES:
   Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or Northern Life.

3. CONTRACT CHARGES:
   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, Northern Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the Contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life. Northern Life bears the risk of adverse mortality experience and any costs for sales and administrative services and expenses which exceed these periodic charges.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the Contract Value immediately before it is applied to an Annuity Payout.

                   SEPARATE ACCOUNT ONE SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


4.   INVESTMENTS:
     The net realized gains on redemptions of fund shares for the period from October 20, 1995 (date operations commenced) to December 31, 1995, were as follows (in thousands):


                                                    NORTHSTAR'S     NORTHSTAR'S      NORTHSTAR'S   FIDELITY'S VIPF  FIDELITY'S VIPF
                                                    INCOME AND     MULTI-SECTOR        GROWTH       MONEY MARKET        GROWTH
                                     TOTAL          GROWTH FUND      BOND FUND          FUND          PORTFOLIO        PORTFOLIO
                                 ------------      ------------    ------------     ------------    ------------     ------------
                                  Period from       Period from     Period from      Period from     Period from      Period from
                                 Oct. 20, 1995     Oct. 20, 1995   Oct. 20, 1995    Oct. 20, 1995   Oct. 20, 1995   Oct. 20, 1995,
                                      to                to              to                to             to              to
                                 Dec. 31, 1995   Dec. 31, 1995     Dec. 31, 1995   Dec. 31, 1995    Dec. 31, 1995    Dec. 31, 1995
                                 ------------      ------------    ------------     -------------   ------------     -------------

Proceeds from redemptions.......          $-               $-              $-               $-              $-                $-
Cost............................           -                -               -                -               -                 -
                                   ---------        ---------       ---------        ---------       ---------         ---------
Net realized gains on
   redemptions of fund shares...          $-               $-              $-               $-              $-                $-
                                   =========        =========       =========        =========       =========         =========



                                     ALGER AMERICAN    ALGER AMERICAN    ALGER AMERICAN   ALGER AMERICAN
                                  SMALL CAPITALIZATION     GROWTH         MIDCAP GROWTH  LEVERAGED ALLCAP
                                        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                      ------------      ------------      ------------     ------------
                                       Period from       Period from       Period from      Period from
                                      Oct. 20, 1995     Oct. 20, 1995     Oct. 20, 1995    Oct. 20, 1995
                                     to Dec. 31, 1995 to Dec. 31, 1995  to Dec. 31, 1995 to Dec. 31, 1995
                                      ------------      ------------      ------------     -------------
Proceeds from redemptions...........           $-               $-                $-               $-
Cost................................            -                -                 -                -
                                        ---------        ---------         ---------        ---------
Net realized gains on
     redemptions of fund shares.....           $-               $-                $-               $-
                                        =========        =========         =========        =========


                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                     FIDELITY'S       FIDELITY'S       FIDELITY'S        FIDELITY'S     FIDELITY'S
                                   FIDELITY'S VIPF      VIPF           VIPF II           VIPF II           VIPF II       VIPF II
                                    EQUITY-INCOME     OVERSEAS      ASSET MANAGER:    ASSET MANAGER       INDEX 500     CONTRAFUND
                                      PORTFOLIO       PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO      PORTFOLIO
                                    ------------    ------------     ------------     ------------      ------------   ------------
                                     Period from     Period from      Period from      Period from       Period from    Period from
                                    Oct. 20, 1995   Oct. 20, 1995    Oct. 20, 1995    Oct. 20, 1995     Oct. 20, 1995  Oct. 20, 1995
                                         to              to                to              to               to              to
                                    Dec. 31, 1995   Dec. 31, 1995   Dec. 31, 1995     Dec. 31, 1995    Dec. 31, 1995   Dec. 31, 1995
                                    ------------    -------------    ------------     ------------      ------------   ------------
Proceeds from redemptions..........          $-             $-                $-              $-                $-              $-
Cost...............................           -              -                 -               -                 -               -
                                      ---------      ---------         ---------       ---------         ---------       ---------
Net realized gains on
     redemptions of fund shares....          $-             $-                $-              $-                $-              $-
                                      =========      =========         =========       =========         =========       =========



                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


5.   CONTRACT OWNERS' TRANSACTIONS:
     Unit transactions in each Sub-Account for the period from October 20, 1995 (date operations commenced) to December 31, 1995, were as follows:


                                                    NORTHSTAR'S     NORTHSTAR'S      NORTHSTAR'S   FIDELITY'S VIPF  FIDELITY'S VIPF
                                                    INCOME AND     MULTI-SECTOR        GROWTH       MONEY MARKET        GROWTH
                                     TOTAL          GROWTH FUND      BOND FUND          FUND          PORTFOLIO        PORTFOLIO
                                 ------------      ------------    ------------     ------------    ------------     ------------
                                  Period from       Period from     Period from      Period from     Period from      Period from
                                 Oct. 20, 1995     Oct. 20, 1995   Oct. 20, 1995    Oct. 20, 1995   Oct. 20, 1995    Oct. 20, 1995,
                                      to                to              to                to             to              to
                                 Dec. 31, 1995     Dec. 31, 1995   Dec. 31, 1995    Dec. 31, 1995   Dec. 31, 1995     Dec. 31, 1995
                                 ------------       ------------    ------------    -------------    ------------     -------------
Units outstanding,
   beginning of the period.....           -                -                 -                -                 -                 -
Units purchased................  55,795.772        2,304.328         1,949.911        1,072.056                 -         5,111.723
Units redeemed.................     (86.768)         (12.276)          (12.435)          (3.726)                -                 -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ..............           -                -                 -                -                 -                 -
                                 -----------     -----------       -----------      -----------       -----------       -----------
Units outstanding,
   end of the period...........  55,709.004        2,292.052         1,937.476        1,068.330                 -         5,111.723
                                 ==========        =========         =========        =========         =========         =========



                                     ALGER AMERICAN    ALGER AMERICAN    ALGER AMERICAN   ALGER AMERICAN
                                  SMALL CAPITALIZATION     GROWTH         MIDCAP GROWTH  LEVERAGED ALLCAP
                                        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                      ------------      ------------      ------------     ------------
                                       Period from       Period from       Period from      Period from
                                      Oct. 20, 1995     Oct. 20, 1995     Oct. 20, 1995    Oct. 20, 1995
                                     to Dec. 31, 1995 to Dec. 31, 1995  to Dec. 31, 1995 to Dec. 31, 1995
                                      ------------      ------------      ------------     -------------
Units outstanding,
   beginning of the period..........            -                -                 -                -
Units purchased ....................    9,504.716        7,530.562         2,212.160        3,867.359
Units redeemed .....................       (6.282)               -            (3.770)          (3.755)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ...................            -                -                 -                -
                                      -----------      -----------       -----------      -----------
Units outstanding,
   end of the period................    9,498.434        7,530.562         2,208.390        3,863.604
                                        =========        =========         =========        =========


                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                     FIDELITY'S       FIDELITY'S       FIDELITY'S        FIDELITY'S     FIDELITY'S
                                   FIDELITY'S VIPF      VIPF           VIPF II           VIPF II           VIPF II       VIPF II
                                    EQUITY-INCOME     OVERSEAS      ASSET MANAGER:    ASSET MANAGER       INDEX 500     CONTRAFUND
                                      PORTFOLIO       PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     ------------   --------------  --------------     ------------    --------------   ------------
                                     Period from     Period from      Period from      Period from       Period from    Period from
                                    Oct. 20, 1995   Oct. 20, 1995    Oct. 20, 1995    Oct. 20, 1995     Oct. 20, 1995  Oct. 20, 1995
                                         to              to                to              to               to              to
                                    Dec. 31, 1995   Dec. 31, 1995   Dec. 31, 1995     Dec. 31, 1995    Dec. 31, 1995   Dec. 31, 1995
                                     ------------    -------------  --------------     ------------    --------------   ------------
Units outstanding,
   beginning of the period.........            -                -                -                -                -               -
Units purchased....................    3,934.538        1,767.901        1,972.128        6,444.530          707.189       7,416.671
Units redeemed.....................      (12.141)          (2.516)         (12.489)         (12.524)          (4.854)              -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ..................            -                -                -                -                -               -
                                     -----------      -----------      -----------      -----------      -----------     -----------
Units outstanding,
   end of the period...............    3,922.397        1,765.385        1,959.639        6,432.006          702.335       7,416.671
                                       =========        =========        =========        =========          =======       =========


                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


6. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY. Operations and changes in Contract Owners' equity for the period from October 20, 1995 (date operations commenced) to December 31, 1995 were as follows (in thousands):


                                                       NORTHSTAR'S     NORTHSTAR'S    NORTHSTAR'S  FIDELITY'S VIPF  FIDELITY'S VIPF
                                                       INCOME AND     MULTI-SECTOR       GROWTH       MONEY MARKET       GROWTH
                                          TOTAL        GROWTH FUND      BOND FUND         FUND          PORTFOLIO       PORTFOLIO
                                     --------------  --------------  --------------  --------------  --------------   -----------
Net investment income:
     Reinvested dividend income                $1             $-              $-              $-              $-               $-
     Reinvested capital gains                   4              -               -               1               -                -
     Administrative expenses                    -              -               -               -               -                -
                                        ---------      ---------       ---------       ---------       ---------        ---------
        Net investment income
           and capital gains                    5              -               -               1               -                -
                                        ---------      ---------       ---------       ---------       ---------        ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares              -              -               -               -               -                -

     Increase (decrease) in unrealized
        appreciation of investments            12              -               -              (1)              -                1
                                        ---------      ---------       ---------       ---------       ---------        ---------
        Net realized and unrealized
           gains (losses)                      12              -               -              (1)              -                1
                                        ---------      ---------       ---------       ---------       ---------        ---------
              Net additions
                 from operations               17              -               -               -               -                1
                                        ---------      ---------       ---------       ---------       ---------        ---------
Contract Owners' transactions:
     Net purchase payments                    550             24              20              11               -               50
     Surrenders .................               -              -               -               -               -                -
     Transfers between Sub-Accounts
        and/or Fixed Account                    -              -               -               -               -                -
                                        ---------      ---------       ---------       ---------       ---------        ---------
        Net additions for
           Contract Owners' transactions      550             24              20              11               -               50
                                        ---------      ---------       ---------       ---------       ---------        ---------
              Net additions
                 for the period               567             24              20              11               -               51

Contract Owners' Equity,
     beginning of the period                    -              -               -               -               -                -
                                        ---------      ---------       ---------       ---------       ---------        ---------
Contract Owners' Equity,
     end of the period...........            $567            $24             $20             $11              $-              $51
                                        =========      =========       =========       =========       =========        =========


                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                           FIDELITY'S       FIDELITY'S                    FIDELITY'S
                                        FIDELITY'S VIPF  FIDELITY'S VIPF    VIPF II           VIPF II       FIDELITY'S      VIPF II
                                         EQUITY-INCOME      OVERSEAS     ASSET MANAGER:    ASSET MANAGER   VIPF II INDEX  CONTRAFUND
                                           PORTFOLIO        PORTFOLIO       PORTFOLIO    GROWTH PORTFOLIO  500 PORTFOLIO   PORTFOLIO
                                         ------------   --------------  --------------   --------------  --------------   ----------
Net investment income:
     Reinvested dividend income                 $-                $-             $-               $1              $-              $-
     Reinvested capital gains                    -                 -              -                2               -               1
     Administrative expenses                     -                 -              -                -               -               -
                                         ---------         ---------      ---------        ---------       ---------       ---------
        Net investment income
           and capital gains                     -                 -              -                3               -               1
                                         ---------         ---------      ---------        ---------       ---------       ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares               -                 -              -                -               -               -

     Increase (decrease) in unrealized
        appreciation of investments              1                 -              1               (1)              -               1
                                         ---------         ---------      ---------        ---------       ---------       ---------
        Net realized and unrealized
           gains (losses)                        1                 -              1               (1)              -               1
                                         ---------         ---------      ---------        ---------       ---------       ---------
              Net additions
                 from operations                 1                 -              1                2               -               2
                                         ---------         ---------      ---------        ---------       ---------       ---------
Contract Owners' transactions:
     Net purchase payments                      41                18             20               65               7              75
     Surrenders .................                -                 -              -                -               -               -
     Transfers between Sub-Accounts
        and/or Fixed Account                     -                 -              -                -               -               -
                                         ---------         ---------      ---------        ---------       ---------       ---------
        Net additions for
           Contract Owners' transactions        41                18             20               65               7              75
                                         ---------         ---------      ---------        ---------       ---------       ---------
              Net additions
                 for the period                 42                18             21               67               7              77

Contract Owners' Equity,
     beginning of the period                     -                 -              -                -               -               -
                                         ---------         ---------      ---------        ---------       ---------       ---------
Contract Owners' Equity,
     end of the period...........              $42               $18            $21              $67              $7             $77
                                         =========         =========      =========        =========       =========       =========


                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


6. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY. Operations and changes in Contract Owners' equity for the period from October 20, 1995 (date operations commenced) to December 31, 1995 were as follows (in thousands):


                                     ALGER AMERICAN    ALGER AMERICAN    ALGER AMERICAN   ALGER AMERICAN
                                  SMALL CAPITALIZATION     GROWTH         MIDCAP GROWTH  LEVERAGED ALLCAP
                                        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                     --------------    --------------    --------------   --------------
Net investment income:
     Reinvested dividend income                $-               $-                $-               $-
     Reinvested capital gains                   -                -                 -                -
     Administrative expenses                    -                -                 -                -
                                        ---------        ---------         ---------        ---------
        Net investment income
           and capital gains                    -                -                 -                -
                                        ---------        ---------         ---------        ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares              -                -                 -                -

     Increase in unrealized
        appreciation of investments             5                3                 -                2
                                        ---------        ---------         ---------        ---------
        Net realized and unrealized
           gains ................               5               3                  -                2
                                        ---------        ---------         ---------        ---------
              Net additions
                 from operations                5                3                 -                2
                                        ---------        ---------         ---------        ---------
Contract Owners' transactions:
     Net purchase payments                     88               72                22               37
     Surrenders .................               -                -                 -                -
     Transfers between Sub-Accounts
        and/or Fixed Account                    -                -                 -                -
                                        ---------        ---------         ---------        ---------
        Net additions for
           Contract Owners' transactions       88               72                22               37
                                        ---------        ---------         ---------        ---------
              Net additions
                 for the period                93               75                22               39

Contract Owners' Equity,
     beginning of the period                    -                -                 -                -
                                        ---------        ---------         ---------        ---------
Contract Owners' Equity,
     end of the period...........             $93              $75               $22              $39
                                        =========        =========         =========        =========


                      SEPARATE ACCOUNT ONE
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45461